Related Party Disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	£ 18	£ 17	£ 26
Key management personnel compensation post-employment benefits	1	2	4
Key management personnel compensation share-based payments	16	13	23
Key management personnel compensation - total	35	32	53
Salary; fees; benefits; incentives
– salary	2,315	2,277	2,651
Pension; other emoluments
Total emoluments	18	17	26
Executive Directors [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	10,390	7,662	12,908
Key management personnel compensation post-employment benefits	318	304	686
Salary; fees; benefits; incentives
– salary	2,119	2,026	2,356
– taxable benefits	420	744	608
– short-term incentives	4,128	3,274	4,791
– long-term incentives	3,399	1,294	4,420
Sub-total	10,066	7,338	12,175
Pension; other emoluments
– other emoluments	6	20	47
Sub-total	324	324	733
Total emoluments	10,390	7,662	12,908
Chairman [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	782	791	832
Salary; fees; benefits; incentives
– fees	727	714	695
– taxable benefits	55	77	137
Sub-total	782	791	832
Pension; other emoluments
Total emoluments	782	791	832
Non-Executive Directors [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	1,047	1,100	1,279
Salary; fees; benefits; incentives
– fees	1,045	1,028	969
– taxable benefits	2	72	310
Sub-total	1,047	1,100	1,279
Pension; other emoluments
Total emoluments	1,047	1,100	1,279
Total Directors [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	12,219	9,553	15,019
Key management personnel compensation post-employment benefits	318	304	686
Salary; fees; benefits; incentives
– salary	2,119	2,026	2,356
– fees	1,772	1,742	1,664
– taxable benefits	477	893	1,055
– short-term incentives	4,128	3,274	4,791
– long-term incentives	3,399	1,294	4,420
Sub-total	11,895	9,229	14,286
Pension; other emoluments
– other emoluments	6	20	47
Sub-total	324	324	733
Total emoluments	£ 12,219	£ 9,553	£ 15,019